Redeemable convertible preferred shares - Series B preferred shares (Details) $ / shares in Units, $ in Thousands					1 Months Ended
	Dec. 22, 2017 shares	Sep. 24, 2015 USD ($) $ / shares shares	May 16, 2011 USD ($) $ / shares shares	Feb. 21, 2011 USD ($) Counterparty $ / shares shares	Dec. 31, 2017 shares
Redeemable convertible preferred shares
Conversion of preferred shares to Class A ordinary shares (in shares)					742,320
Series B Preferred Stock
Redeemable convertible preferred shares
Number of counterparty | Counterparty				2
Proceeds from issuance of shares | $			$ 4,285	$ 7,000
Shares issued (in shares)			723,808	1,266,667
Price per share | $ / shares			$ 5.92	$ 5.53
Warrants issued (in shares)				542,858
Warrants issued, price per share | $ / shares				$ 5.53
Shares repurchased (in shares)		723,808
Consideration paid for share repurchase | $		$ 11,581
Fair value (per share) | $ / shares		$ 19.58
Repurchase price (per share) | $ / shares		$ 16.00
Deemed contribution upon repurchase of Series B-1 preferred shares | $		$ 2,591
Conversion of preferred shares to Class A ordinary shares (in shares)	1,889,249